Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000256466 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000256466 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000256466 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000256466 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[1]
C000256466 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
C000256466 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000256466 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%	[1]
C000256466 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[1]
C000256466 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000256467 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000256467 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000256467 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000256467 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[2]
C000256467 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[2]
C000256467 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000256467 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%	[2]
C000256467 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[2]
C000256467 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[2]
C000256465 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[3]
C000256465 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000256465 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000256465 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[3]
C000256465 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[3]
C000256465 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000256465 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%	[3]
C000256465 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[3]
C000256465 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[3]
C000256469 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000256469 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000256469 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[4]
C000256469 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[4]
C000256469 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[4]
C000256469 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000256469 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%	[4]
C000256469 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[4]
C000256469 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[4]
C000256468 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[5]
C000256468 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000256468 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[5]
C000256468 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000256468 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[5]
C000256468 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000256468 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.60%	[5]
C000256468 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%	[5]
C000256468 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[5]

[1]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.